UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-02201

                             Insight Select Income Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

                                         New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

                                         New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code:        212-527-1800

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (81.72%)
AUTOMOTIVE (2.37%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Ba1/BBB-	$1,000	$1,267,042
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Ba1/BBB-	500	622,554
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.542%, 08/01/26(b)	Ba1/BBB-	1,356	1,387,610
General Motors Financial Co. Inc., Sr. Unsec. Notes, (3M LIBOR +1.10%), 3.008%, 11/06/21(e)	Baa3/BBB	2,115	2,120,961

			5,398,167

CHEMICALS (2.61%)
Braskem Netherlands Finance BV, Co. Gty., 4.50%, 01/31/30, 144A	NA/BBB-	1,249	1,243,380
Braskem Netherlands Finance BV, Co. Gty., 5.875%, 01/31/50, 144A	NA/BBB-	723	718,481
Olin Corp., Sr. Unsec. Notes, 5.625%, 08/01/29(b)	Ba1/BB+	1,045	1,103,729
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,860,305

			5,925,895

CONSUMER PRODUCTS (0.02%)
Prestige Brands, Inc., Co. Gty., 5.125%, 01/15/28, 144A(b)	B3/B+	39	40,852

DIVERSIFIED FINANCIAL SERVICES (11.81%)
American Express Co., Sr. Unsec. Notes, 3.40%, 02/22/24(b)	A3/BBB+	2,151	2,250,180
Banco Santander SA, Sr. Unsec. Notes, 3.306%, 06/27/29	A2/A	400	412,255
Bank of America Corp., Sr. Unsec. Notes, (3M LIBOR +0.79%), 3.004%, 12/20/23(b),(c)	A2/A-	758	775,695
Bank of America Corp., Sr. Unsec. Notes, (3M LIBOR +0.81%), 3.366%, 01/23/26(b),(c)	A2/A-	559	584,713
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR +1.563%), 3.887%, 01/10/28(b),(c)	A3/BBB+	1,100	1,185,483
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/BBB+	70	116,862
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa2/BBB	988	1,087,936
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa2/BBB	926	1,181,411
Credit Agricole SA, Sub. Notes, (5Yr Swap +1.644%), 4.00%, 01/10/33, 144A(b),(c)	Baa1/BBB+	1,025	1,081,880
Credit Suisse Group AG, Sr. Unsec. Notes, (SOFRRATE +1.56%), 2.593%, 09/11/25, 144A(b),(c)	Baa2/BBB+	1,242	1,245,554
Danske Bank A/S, Sr. Unsec. Notes, 5.00%, 01/12/22, 144A	Baa3/BBB+	739	776,240
GE Capital International Funding, Co. Gty., 4.418%, 11/15/35	Baa1/BBB+	588	629,004
General Electric Co., Sr. Unsec. Notes, 6.875%, 01/10/39	Baa1/BBB+	287	383,588
General Electric Co., Sr. Unsec. Notes, 4.125%, 10/09/42	Baa1/BBB+	75	77,373
Goldman Sachs Group, Inc., Sr. Unsec. Notes, 3.50%, 11/16/26(b)	A3/BBB+	1,040	1,094,544
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR +1.75%), 3.686%, 10/28/27(b),(e)	A3/BBB+	550	573,733
HSBC Capital Funding LP, Co. Gty., (3M LIBOR +4.98%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa2/BBB-	2,180	3,597,000
ING Groep NV, Sr. Unsec. Notes, 3.55%, 04/09/24	Baa1/A-	1,662	1,739,542
JPMorgan Chase & Co., Jr. Sub. Notes, (3M LIBOR +2.58%), 4.625%, 11/01/22(b),(c),(d)	Baa2/BBB-	1,159	1,167,693
LPL Holdings, Inc., Co. Gty., 4.625%, 11/15/27, 144A(b)	B1/BB	50	51,000
Massachusetts Mutual Life Insurance Co., Sub. Notes, 3.729%, 10/15/70, 144A	A2/AA-	243	234,995
Morgan Stanley, Sub. Notes, 4.35%, 09/08/26	Baa2/BBB	1,500	1,640,826
Nuveen LLC, Co. Gty., 4.00%, 11/01/28, 144A(b)	Aa2/AA	642	714,975
PNC Financial Services Group, Inc., Jr. Sub. Notes, (3M LIBOR +3.30%), 5.00%, 11/01/26(b),(c),(d)	Baa2/BBB-	757	809,513
Truist Financial Corp., Jr. Sub. Notes, (H15T5Y +3.003%), 4.80%, 09/01/24(b),(c),(d)	Baa2/BBB-	1,136	1,172,920

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
DIVERSIFIED FINANCIAL SERVICES (Continued)
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB+	$2,000	$2,254,620

			26,839,535

ENERGY (11.03%)
Antero Midstream Partners LP, Co. Gty., 5.75%, 03/01/27, 144A(b)	B1/BB	681	598,854
Archrock Partners LP, Co. Gty., 6.25%, 04/01/28, 144A(b)	B2/B+	72	74,160
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(b)	B3/B+	3,633	3,682,954
Enbridge, Inc., Co. Gty., 4.00%, 11/15/49(b)	Baa2/BBB+	1,700	1,786,143
Enbridge, Inc., Sub. Notes, (3M LIBOR +3.89%), 6.00%, 01/15/77(b),(c)	Ba1/BBB-	750	794,100
Enterprise Products Operating LLC, Co. Gty., (3M LIBOR +2.57%), 5.375%, 02/15/78(b),(c)	Baa2/BBB-	342	339,877
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB+	50	56,398
Global Partners LP, Co. Gty., 7.00%, 08/01/27, 144A(b)	B2/B+	1,076	1,143,250
Kinder Morgan, Inc., Co. Gty., 8.05%, 10/15/30	Baa2/BBB	1,000	1,323,761
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45(b)	Baa2/BBB	1,755	2,088,598
Marathon Petroleum Corp., Sr. Unsec. Notes, 4.75%, 09/15/44(b)	Baa2/BBB	1,266	1,391,809
Marathon Petroleum Corp., Sr. Unsec. Notes, 5.85%, 12/15/45(b)	Baa2/BBB	500	574,195
MPLX LP, Sr. Unsec. Notes, 4.25%, 12/01/27, 144A(b)	Baa2/BBB	901	948,675
MPLX LP, Sr. Unsec. Notes, 5.50%, 02/15/49(b)	Baa2/BBB	694	788,443
MPLX LP, Sr. Unsec. Notes, 4.90%, 04/15/58(b)	Baa2/BBB	561	572,104
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Baa3/BBB-	880	1,136,241
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,201,287
Parkland Fuel Corp., Co. Gty., 5.875%, 07/15/27, 144A(b)	Ba3/BB	981	1,054,928
Petroleos Mexicanos, Co. Gty., 6.35%, 02/12/48	Baa3/BBB+	900	868,500
Targa Resources Partners LP, Co. Gty., 5.50%, 03/01/30, 144A(b)	Ba3/BB	1,177	1,209,368
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,400,458
Valero Energy Corp., Sr. Unsec. Notes, 10.50%, 03/15/39	Baa2/BBB	500	842,736
Williams Cos., Inc., Sr. Unsec. Notes, 7.50%, 01/15/31	Baa3/BBB	911	1,188,970

			25,065,809

FOOD AND BEVERAGE (0.56%)
Albertsons Cos, Inc., Co. Gty., 4.625%, 01/15/27, 144A(b)	B3/BB-	101	100,879
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 4.70%, 02/01/36(b)	Baa1/A-	645	747,396
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 4.90%, 02/01/46(b)	Baa1/A-	256	303,647
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	Baa1/A-	27	42,703
Kroger Co., Sr. Unsec. Notes, 5.40%, 01/15/49(b)	Baa1/BBB	68	83,072

			1,277,697

GAMING, LODGING & LEISURE (0.46%)
Las Vegas Sand Corp., Sr. Unsec. Notes, 3.90%, 08/08/29(b)	Baa3/BBB-	994	1,037,882

HEALTHCARE (2.27%)
AbbVie, Inc., Sr. Unsec. Notes, 2.95%, 11/21/26, 144A(b)	Baa2/A-	806	820,640
AbbVie, Inc., Sr. Unsec. Notes, 4.05%, 11/21/39, 144A(b)	Baa2/A-	615	646,400
Alcon Finance Corp., Co. Gty., 2.75%, 09/23/26, 144A(b)	Baa2/BBB	788	802,603
Alcon Finance Corp., Co. Gty., 3.80%, 09/23/49, 144A(b)	Baa2/BBB	1,461	1,532,947
Bausch Health Cos., Inc., Co. Gty., 5.00%, 01/30/28, 144A(b)	B3/B	98	100,586
Bausch Health Cos., Inc., Co. Gty., 5.25%, 01/30/30, 144A(b)	B3/B	87	90,219
Takeda Pharmaceutical Co., Ltd, Sr. Unsec. Notes, 5.00%, 11/26/28(b)	Baa2/BBB+	500	582,546
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty., 7.125%, 01/31/25, 144A(b)	Ba2/BB	577	592,694

			5,168,635

INDUSTRIAL (2.46%)
3M Co., Sr. Unsec. Notes, 4.00%, 09/14/48(b)	A1/AA-	1,019	1,125,104

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
INDUSTRIAL (Continued)
Altria Group, Inc., Co. Gty., 4.80%, 02/14/29(b)	A3/BBB	$527	$587,428
Altria Group, Inc., Co. Gty., 5.95%, 02/14/49(b)	A3/BBB	329	398,902
Cemex SAB de CV, Sr. Sec. Notes, 5.45%, 11/19/29, 144A(b)	NA/BB	671	701,195
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/21, 144A	NA/A-	200	206,829
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB	500	675,255
Steel Dynamics, Inc., Sr. Unsec. Notes, 2.80%, 12/15/24(b)	Baa3/BBB-	373	375,392
Steel Dynamics, Inc., Sr. Unsec. Notes, 3.45%, 04/15/30(b)	Baa3/BBB-	341	345,051
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	413,571
United Technologies Corp., Sr. Unsec. Notes, 3.75%, 11/01/46(b)	Baa1/BBB+	700	762,836

			5,591,563

INSURANCE (10.35%)
Allstate Corp., Jr. Sub. Notes, (3M LIBOR +2.12%), 6.50%, 05/15/57(b),(c)	Baa1/BBB	2,200	2,777,500
American International Group, Inc., Jr. Sub. Notes, (3M LIBOR +4.195%), 8.175%, 05/15/58(b),(c)	Baa2/BBB-	2,500	3,375,000
Berkshire Hathaway Finance Corp., Co. Gty., 4.20%, 08/15/48(b)	Aa2/AA	1,104	1,307,110
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/BBB+	2,250	3,076,127
Guardian Life Insurance Co. of America, Sub. Notes, 4.85%, 01/24/77, 144A	A1/AA-	148	180,366
Liberty Mutual Group, Inc., Co. Gty., 3.951%, 10/15/50, 144A(b)	Baa2/BBB	250	260,039
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR +7.12%), 10.75%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,655,000
Lincoln National Corp., Sr. Unsec. Notes, 3.80%, 03/01/28(b)	Baa1/A-	250	266,507
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.90%, 04/01/77, 144A	A2/AA-	980	1,183,165
MetLife, Inc., Jr. Sub. Notes, 9.25%, 04/08/38, 144A(b)	Baa2/BBB	750	1,104,375
MetLife, Inc., Jr. Sub. Notes, 6.40%, 12/15/36(b)	Baa2/BBB	637	780,325
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/39(b)	Baa2/BBB	1,000	1,670,000
Nationwide Mutual Insurance Co., Sub. Notes, 8.25%, 12/01/31, 144A	A3/A-	500	719,690
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	365,509
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	151,053
Principal Financial Group, Inc., Co. Gty., (3M LIBOR +3.044%), 4.70%, 05/15/55(b),(c)	Baa2/BBB	1,135	1,139,256
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR +2.665%), 5.70%, 09/15/48(b),(c)	Baa1/BBB+	1,241	1,417,843
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/BBB+	1,800	2,098,926

			23,527,791

MEDIA (8.56%)
Charter Communications Operating LLC, Sr. Sec. Notes, 5.75%, 04/01/48(b)	Ba1/BBB-	774	903,973
Comcast Corp., Co. Gty., 4.15%, 10/15/28(b)	A3/A-	255	287,218
Comcast Corp., Co. Gty., 4.70%, 10/15/48(b)	A3/A-	297	366,726
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,869,512
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,816,522
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB-	500	635,749
CSC Holdings LLC, Co. Gty., 6.50%, 02/01/29, 144A(b)	Ba3/BB	954	1,063,710
Diamond Sports Group LLC, Sr. Sec. Notes, 5.375%, 08/15/26, 144A(b)	Ba2/BB	551	557,365
Grupo Televisa SAB, Sr. Unsec. Notes, 5.00%, 05/13/45(b)	Baa1/BBB+	557	581,659
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	198,312
RELX, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,281,935
Sirius XM Radio, Inc., Co. Gty., 5.00%, 08/01/27, 144A(b)	Ba3/BB	518	546,490
Time Warner Entertainment Co. LP, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,907,622
Twitter, Inc., Sr. Unsec. Notes, 3.875%, 12/15/27, 144A(b)	Ba2/BB+	323	322,832
ViacomCBS, Inc., Sr. Unsec. Notes, 6.875%, 04/30/36	Baa2/BBB	179	239,688

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
MEDIA (Continued)
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24, 144A(b)	B1/B+	$2,176	$2,224,960
Walt Disney Co., Co. Gty., 7.90%, 12/01/95	A2/A	1,400	2,656,488

			19,460,761

MINING (2.01%)
BHP Billiton Finance USA, Ltd. Co. Gty., (5Yr Swap +5.093%), 6.75%, 10/19/75, 144A(b),(c)	Baa1/BBB+	3,899	4,578,089

PAPER (1.63%)
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.20%, 01/29/30, 144A(b)	Baa3/BBB-	579	580,737
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 5.50%, 04/30/49, 144A(b)	Baa3/BBB-	647	671,269
Smurfit Kappa Treasury Funding, Ltd., Co. Gty., 7.50%, 11/20/25	Ba1/BB+	2,000	2,457,500

			3,709,506

REAL ESTATE INVESTMENT TRUST (REIT) (1.83%)
American Tower Corp., Sr. Unsec. Notes, 2.95%, 01/15/25(b)	Baa3/BBB-	2,226	2,274,802
Healthpeak Properties, Inc., Sr. Unsec. Notes, 3.25%, 07/15/26(b)	Baa1/BBB+	912	945,922
Iron Mountain, Inc., Co. Gty., 4.875%, 09/15/29, 144A(b)	Ba3/BB-	932	946,726

			4,167,450

RETAIL & RESTAURANT (0.91%)
Starbucks Corp., Sr. Unsec. Notes, 4.45%, 08/15/49(b)	Baa1/BBB+	1,781	2,065,936

TECHNOLOGY (3.43%)
Broadcom, Inc., Co. Gty., 4.25%, 04/15/26, 144A(b)	Baa3/BBB-	1,655	1,757,894
Broadcom, Inc., Co. Gty., 4.75%, 04/15/29, 144A(b)	Baa3/BBB-	1,109	1,212,673
Dell International LLC, Sr. Sec. Notes, 8.35%, 07/15/46, 144A(b)	Baa3/BBB-	845	1,164,357
Fiserv, Inc., Sr. Unsec. Notes, 3.50%, 07/01/29(b)	Baa2/BBB	1,087	1,142,522
International Business Machines Corp., Sr. Unsec. Notes, 4.25%, 05/15/49	A2/A	1,095	1,253,187
NXP Funding LLC, Co. Gty., 3.875%, 09/01/22, 144A	Baa3/BBB-	1,213	1,258,547

			7,789,180

TELECOMMUNICATIONS (4.56%)
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(b)	Baa2/BBB	515	573,879
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(b)	Baa2/BBB	425	480,990
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30(f)	Baa1/BBB+	2,000	2,946,406
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(b)	Ba2/BBB-	780	783,510
Rogers Communications, Inc., Co. Gty., 3.70%, 11/15/49(b)	Baa1/BBB+	829	836,878
Tencent Holdings, Ltd., Sr. Unsec. Notes, 3.595%, 01/19/28, 144A(b)	A1/A+	1,954	2,042,668
Tencent Holdings, Ltd., Sr. Unsec. Notes, 3.975%, 04/11/29, 144A(b)	A1/A+	371	400,664
Verizon Communications, Inc., Sr. Unsec. Notes, 4.812%, 03/15/39	Baa1/BBB+	1,898	2,291,199

			10,356,194

TRANSPORTATION (4.75%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 07/15/20, 144A	NA/BBB-	980	995,475
American Airlines, Pass Through Certs., Series 2017-1, Class AA, 3.65%, 02/15/29	Aa3/NA	966	1,017,748
American Airlines, Pass Through Certs., Series 2017-2, Class AA, 3.35%, 10/15/29	Aa3/NA	1,458	1,488,061
American Airlines, Pass Through Certs., Series 2019-1, Class AA, 3.15%, 02/15/32	Aa3/AA	814	836,971
Ashtead Capital, Inc., Sec. Notes, 4.00%, 05/01/28, 144A(b)	Baa3/BBB-	200	202,000
Ashtead Capital, Inc., Sec. Notes, 4.25%, 11/01/29, 144A(b)	Baa3/BBB-	200	204,250

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
TRANSPORTATION (Continued)
BNSF Funding Trust I, Co. Gty., (3M LIBOR +2.35%), 6.613%, 12/15/55(b),(c)	Baa2/A-	$250	$280,000
British Airways, Pass Through Certs., Series 2013-1, Class B, 5.625%, 06/20/20, 144A	A3/A	158	159,215
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 11/01/20	Baa1/A	148	151,186
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 04/02/21	Baa1/BBB+	141	144,000
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/A-	1,500	2,121,932
Union Pacific Corp., Sr. Unsec. Notes, 3.839%, 03/20/60, 144A(b)	Baa1/A-	503	510,356
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 08/15/21	NA/BBB	270	280,090
United Airlines, Pass Through Certs., Series 2018-1, Class B, 4.60%, 03/01/26	Baa2/NA	828	856,139
United Airlines, Pass Through Certs., Series 2019-1, Class AA, 4.15%, 08/25/31	Aa3/NA	428	461,682
United Airlines, Pass Through Certs., Series 2019-2, Class AA, 2.70%, 05/01/32	Aa3/NA	1,093	1,097,254

			10,806,359

UTILITIES (10.10%)
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26(b)	Baa2/BBB+	1,082	1,139,459
Black Hills Corp., Sr. Unsec. Notes, 3.875%, 10/15/49(b)	Baa2/BBB+	1,175	1,174,238
Calpine Corp., Sr. Sec. Notes, 4.50%, 02/15/28, 144A(b)	Ba2/BB	919	927,152
Cleveland Electric Illuminating Co., Sr. Unsec. Notes, 3.50%, 04/01/28, 144A(b)	Baa2/BBB	800	833,295
Consumer Energy Co., 3.10%, 08/15/50(b)	Aa3/A	780	778,626
Duke Energy Carolinas LLC, 3.95%, 11/15/28(b)	Aa2/A	1,185	1,316,363
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,028,976
Edison International, Sr. Unsec. Notes, 3.55%, 11/15/24(b)	Baa3/BBB-	575	589,001
Enel Finance International NV, Co. Gty., 2.75%, 04/06/23, 144A	Baa2/BBB+	1,082	1,089,812
Enel Finance International NV, Co. Gty., 4.625%, 09/14/25, 144A	Baa2/BBB+	1,458	1,591,096
Evergy Metro, Inc., Sr. Unsec. Notes, 4.20%, 06/15/47(b)	A2/A+	917	1,061,278
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26(b)	Baa2/BBB	505	527,649
FirstEnergy Corp., Sr. Unsec. Notes, 4.85%, 07/15/47(b)	Baa3/BBB-	1,570	1,867,724
Hydro-Quebec, 8.25%, 04/15/26	Aa2/AA-	1,550	2,078,809
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	659,268
NiSource, Inc., Jr. Sub. Notes, (H15T5Y +2.843%), 5.65%, 06/15/23(b),(c),(d)	NA/BBB-	696	713,400
Piedmont Natural Gas Co. Inc., Sr. Unsec. Notes, 3.50%, 06/01/29(b)	A3/A-	1,120	1,197,794
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	1,253,118
Southern Co. Gas Capital Corp., Co. Gty., 3.95%, 10/01/46(b)	Baa1/A-	539	557,638
Southern Co. Gas Capital Corp., Co. Gty., 4.40%, 05/30/47(b)	Baa1/A-	1,164	1,288,476
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A(b)	Baa1/BBB	750	788,445
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	501,642

			22,963,259

TOTAL CORPORATE DEBT SECURITIES (Cost of $164,250,023)			185,770,560

ASSET BACKED SECURITIES (10.00%)
Antares Ltd., Series 2017-1A, Class C, (3M LIBOR +3.10%), 5.066%, 07/20/28, 144A(b),(e)	NR/A	1,093	1,067,584
Arbor Realty Collateralized Loan Obligation, Ltd., Series 2017-FL3, Class A, (1M LIBOR +0.99%), 2.73%, 12/15/27, 144A(b),(e)	Aaa/NA	759	758,532
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL2, Class A, (1M LIBOR +0.99%), 2.73%, 08/15/27, 144A(b),(e)	Aaa/NA	623	622,622

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
AVIS Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21, 144A(b)	Aaa/NA	$1,605	$1,610,026
CLI Funding LLC, Series 2018-1A, Class A, 4.03%, 04/18/43, 144A(b)	NA/A	138	138,690
DB Master Finance LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47, 144A(b)	NA/BBB	329	333,600
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 06/25/40, 144A(b)	Aaa/NA	204	204,264
DRB Prime Student Loan Trust, Series 2017-A, Class A2B, 2.85%, 05/27/42, 144A(b)	Aaa/NA	1,612	1,615,910
DT Auto Owner Trust, Series 2018-2A, Class C, 3.67%, 03/15/24, 144A(b)	NA/AA+	781	788,336
DT Auto Owner Trust, Series 2019-1A, Class A, 3.08%, 09/15/22, 144A(b)	NA/AAA	468	469,187
Fortress Credit Opportunities IX CLO, Ltd., (3M LIBOR +1.55%), 3.46%, 11/15/29, 144A(b),(e)	Aaa/AAA	600	596,827
Golub Capital Partners Ltd., Series 2017-19RA, Class B, (3M LIBOR +2.55%), 4.486%, 07/26/29, 144A(b),(e)	A2/NA	1,935	1,931,147
Golub Capital Partners Ltd., Series 2018-36A, Class C, (3M LIBOR +2.10%), 3.991%, 02/05/31, 144A(b),(e)	NA/A	2,250	2,053,006
IVY Hill Middle Market Credit Fund Ltd., Series 12A, Class B, (3M LIBOR +3.00%), 4.966%, 07/20/29, 144A(b),(e)	A3/NR	866	840,883
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, (1M LIBOR +1.13%), 2.87%, 05/15/28, 144A(b),(e)	Aaa/NA	500	498,937
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (1M LIBOR+0.90%), 2.64%, 12/16/58, 144A(b),(e)	NA/AAA	782	781,264
NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 04/18/22, 144A(b)	Aaa/AAA	1,460	1,461,140
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(b),(f)	Ca/AA	6	5,591
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, 144A(b)	Aa2/NA	281	281,548
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	93	97,655
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (1M LIBOR+0.75%), 2.49%, 10/15/35, 144A(b),(e)	Aaa/AAA	750	747,159
Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 05/25/26, 144A(b)	NA/AA	439	440,249
Sofi Consumer Loan Program Trust, Series 2018-1, Class B, 3.65%, 02/25/27, 144A(b)	NA/A	793	808,199
Sofi Professional Loan Program LLC, Series 2017-C, Class B, 3.56%, 07/25/40, 144A(b),(e)	NA/AA+	1,099	1,119,713
Sofi Professional Loan Program LLC, Series 2019-A, Class A1FX, 3.18%, 06/15/48, 144A(b)	Aaa/AAA	192	193,272
Tesla Auto Lease Trust, Series 2018-B, Class A, 3.71%, 08/20/21, 144A(b)	Aaa/NA	289	292,370
Textainer Marine Containers Ltd., Series 2017-1A, Class A, 3.72%, 05/20/42, 144A(b)	NA/A	539	541,079
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62%, 08/20/42, 144A(b)	NA/A	969	967,683
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.75%, 09/15/43, 144A(b),(f)	NA/A	1,398	1,460,134

TOTAL ASSET BACKED SECURITIES (Cost of $22,847,561)			22,726,607

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.84%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.628%, 03/25/49, 144A(b),(e)	NR/NR	256	259,135
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, (1M LIBOR +0.90%), 2.64%, 09/15/35, 144A(b),(e)	Aaa/NA	103	103,372

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd., Series 2018-2A, Class M1B, (1M LIBOR +1.35%), 3.142%, 08/25/28, 144A(b),(e)	NR/NR	$484	$485,214
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, (1M LIBOR +1.10%), 2.84%, 07/15/30, 144A(e)	NA/AAA	71	70,441
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.635%, 05/10/35, 144A(e)	Baa1/NA	2,000	2,015,147
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.424%, 12/10/49(b),(e)	NR/NA	367	383,606
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.681%, 01/25/48, 144A(b),(e)	NR/NR	535	549,573
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.59%, 04/25/48, 144A(b),(e)	NR/NR	1,270	1,303,114
Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, (3M LIBOR +0.77%), 2.669%, 12/22/69, 144A(b),(e)	Aaa/AAA	478	479,698
LMREC, Inc., Series 2015-CRE1, Class AR, (1M LIBOR +0.98%), 2.76%, 02/22/32, 144A(b),(e)	Aaa/NA	176	175,045
LMREC, Inc., Series 2016-CRE2, Class A, (1M LIBOR +1.70%), 3.48%, 11/24/31, 144A(b),(e)	Aaa/NA	87	87,188
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.285%, 10/15/30, 144A(e)	NA/A+	2,710	2,737,870
MSDB Trust, Series 2017-712F, Class C, 3.749%, 07/11/39, 144A(e)	NA/A-	82	82,870

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $8,534,542)			8,732,273

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.18%)
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	74	84,477
FHLMC Pool # G00182, 9.00%, 09/01/22(g)	Aaa/AA+	—	4
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	196	217,777
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	86	96,563
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	1	1,335
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	3	2,565
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	4	4,677
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	2	1,883

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $341,205)			409,281

MUNICIPAL BONDS (1.14%)
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa2/AA-	145	188,229
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa2/AA-	1,500	2,401,845

TOTAL MUNICIPAL BONDS (Cost of $1,678,705)			2,590,074

U.S. TREASURY SECURITIES (0.49%)
United States Treasury Bond, 3.00%, 02/15/49	Aaa/AA+	302	341,590
United States Treasury Bond, 2.875%, 05/15/49	Aaa/AA+	690	762,474

TOTAL U.S. TREASURY SECURITIES (Cost of $1,138,186)			1,104,064

GOVERNMENT BONDS (0.47%)
Colombia Government International Bond, Sr. Unsec. Notes, 5.20%, 05/15/49(b)	Baa2/BBB-	508	611,378
Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec. Notes, 4.45%, 02/20/29, 144A	Baa2/BBB	424	467,422

TOTAL GOVERNMENT BOND (Cost of $930,521)			1,078,800

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Shares	Value (Note 1)

PREFERRED STOCK (0.93%)
CoBank ACB, Series F, 6.250%, (3M LIBOR +4.557%) (b),(c),(d)	20,000	$2,120,100

TOTAL PREFERRED STOCK (Cost of $2,085,000)		2,120,100

TOTAL INVESTMENTS (98.77%) (Cost $201,805,743)		224,531,759

OTHER ASSETS AND LIABILITIES (1.23%)		2,806,634
NET ASSETS (100.00%)		$227,338,393

At December 31, 2019, the Fund had the following open futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	03/20	19	$2,249,718	$2,253,578	$3,860
U.S. Treasury Long Bonds	03/20	22	3,501,772	3,429,938	(71,834)
U.S. Treasury Ultra 10-Year Notes	03/20	3	428,062	422,109	(5,953)

					(73,927)

Short Futures Outstanding
U.S. Treasury 10-Year Notes	03/20	31	(4,011,504)	(3,981,078)	30,426
U.S. Treasury Ultra Bonds	03/20	4	(751,083)	(726,625)	24,458

					54,884

Net unrealized depreciation on open futures contracts					$(19,043)

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2019 and may have changed subsequently.
(b)	This security is callable.
(c)

Fixed to floating rate security. Fixed rate indicated is rate effective at December 31, 2019. Security will convert at a future date to a floating rate of reference rate and spread in the description above.

(d)	Security is perpetual. Date shown is next call date.
(e)	Variable rate security. Rate indicated is rate effective at December 31, 2019.
(f)	Multi-Step Coupon. Rate disclosed is as of December 31, 2019.
(g)	Principal amount less than $1,000.
144A

Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2019, these securities amounted to $96,670,898 or 42.52% of net assets.

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation

Co. Gty. - Company Guaranty

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FREMF - Freddie Multi-Family

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

H15T5Y - US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

Jr. - Junior

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment trust

Sec. - Secured

SOFRRATE - Secured Overnight Financing Rate

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

The accompanying notes are an integral part of these schedule of investments.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

December 31, 2019

(unaudited)

A. Security Valuation – In valuing the Insight Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board of Trustees (the “Board”) and unaffiliated with Insight North America LLC (“INA” or the “Adviser”) - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2019, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2	–	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

December 31, 2019 (concluded)

(unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of December 31, 2019.

	Total Market Value at 12/31/19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:

CORPORATE DEBT SECURITIES	$185,770,560	$—	$185,770,560	$—

ASSET BACKED SECURITIES	22,726,607	—	22,726,607	—

COMMERCIAL MORTGAGE-BACKED SECURITIES	8,732,273	—	8,732,273	—

RESIDENTIAL MORTGAGE-BACKED SECURITIES	409,281	—	409,281	—

MUNICIPAL BONDS	2,590,074	—	2,590,074	—

U.S. TREASURY SECURITIES	1,104,064	—	1,104,064	—

GOVERNMENT BONDS	1,078,800	—	1,078,800	—

PREFERRED STOCK	2,120,100	2,120,100	—	—

FUTURES CONTRACTS	58,744	58,744	—	—

TOTAL INVESTMENTS	$224,590,503	$2,178,844	$222,411,659	$—

Liabilities:
FUTURES CONTRACTS	$77,787	$77,787	$—	$—

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2019, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         Insight Select Income Fund

By (Signature and Title)*        /s/ Clifford D. Corso

Clifford D. Corso, President
(Principal Executive Officer)

Date                    February 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Clifford D. Corso

Clifford D. Corso, President
(Principal Executive Officer)

Date                    February 21, 2020

By (Signature and Title)*        /s/ Thomas E. Stabile

Thomas E. Stabile, Treasurer
(Principal Financial Officer)

Date                    February 21, 2020